Summary of Significant Accounting Policies (Restated) (Details Textual) (USD $)	3 Months Ended	6 Months Ended						6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Jun. 30, 2013	Jan. 16, 2013	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2013 Minimum [Member]	Jun. 30, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Jun. 30, 2013 Maximum [Member]	Dec. 31, 2013 Software development [Member] Minimum [Member]	Jun. 30, 2013 Software development [Member] Minimum [Member]	Dec. 31, 2013 Software development [Member] Maximum [Member]	Jun. 30, 2013 Software development [Member] Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Equity method investment, ownership percentage				0.375%						50.00%
Cash and cash equivalents	$ 6,899,738	$ 6,899,738	$ 7,140,539		$ 5,375,537	$ 5,617,025	$ 2,854,959
Deposits in Australia			$ 7,137,539
Number of anti-dilutive common stock	62,996	62,996
Intangible assets, useful live								10 years	10 years	12 years	12 years	1 year	1 year	10 years	10 years